Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Interest rate swap contracts	Dec. 31, 2011 Interest rate swap contracts	Jun. 30, 2012 Cash Flow Hedges Interest rate swap contracts item	Jun. 30, 2011 Cash Flow Hedges Interest rate swap contracts	Jun. 30, 2012 Cash Flow Hedges Interest rate swap contracts item	Jun. 30, 2011 Cash Flow Hedges Interest rate swap contracts	Jun. 30, 2012 Designated as hedging instruments Interest rate swap contracts	Dec. 31, 2011 Designated as hedging instruments Interest rate swap contracts	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.922% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.922% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.855% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.855% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.875% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.875% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.78% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.78% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.745% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.745% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 4.9775% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 4.9775% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.07% p.a.	Jun. 30, 2012 Designated as hedging instruments RBS Interest rate swap contracts 5.12% p.a.	Dec. 31, 2011 Designated as hedging instruments RBS Interest rate swap contracts 5.12% p.a.	Jun. 30, 2012 Designated as hedging instruments HSH Nordbank Interest rate swap contracts 4.855% p.a.	Dec. 31, 2011 Designated as hedging instruments HSH Nordbank Interest rate swap contracts 4.855% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.124% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.124% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.1775% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.1775% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 4.9975% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 4.9975% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 5.1% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 5.1% p.a.	Jun. 30, 2012 Designated as hedging instruments CITI Interest rate swap contracts 4.98% p.a.	Dec. 31, 2011 Designated as hedging instruments CITI Interest rate swap contracts 4.98% p.a.	Jun. 30, 2012 Designated as hedging instruments Eurobank Interest rate swap contracts 4.8125% p.a.	Dec. 31, 2011 Designated as hedging instruments Eurobank Interest rate swap contracts 4.8125% p.a.	Jun. 30, 2012 Not designated as hedging instruments Interest rate swap contracts	Jun. 30, 2011 Not designated as hedging instruments Interest rate swap contracts	Dec. 31, 2011 Not designated as hedging instruments Interest rate swap contracts	Jun. 30, 2012 Not designated as hedging instruments CITI Interest rate swap contracts 4.695% p.a.	Dec. 31, 2011 Not designated as hedging instruments CITI Interest rate swap contracts 4.695% p.a.	Jun. 30, 2012 Not designated as hedging instruments Eurobank Interest rate swap contracts 4.755% p.a.	Dec. 31, 2011 Not designated as hedging instruments Eurobank Interest rate swap contracts 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date													$ 200,000,000		$ 200,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 500,000,000		$ 200,000,000		$ 100,000,000		$ 100,000,000		$ 400,000,000		$ 200,000,000		$ 200,000,000		$ 250,000,000		$ 250,000,000		$ 100,000,000		$ 200,000,000					$ 200,000,000		$ 200,000,000
Fixed Rate (Danaos pays) (as a percent)													5.07%		4.922%		4.855%		4.875%		4.78%		4.745%		4.9775%		5.07%		5.12%		4.855%		5.124%		5.1775%		4.9975%		5.10%		4.98%		4.8125%					4.695%		4.755%
Floating Rate (Danaos receives) (as a percent)													USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA		USD LIBOR 3M BBA					USD LIBOR 3M BBA		USD LIBOR 3M BBA
Fair Value					(369,742,000)	(412,452,000)					(316,321,000)	(356,857,000)	(24,462,000)	(26,764,000)	(15,290,000)	(18,532,000)	(6,227,000)	(7,923,000)	(6,256,000)	(7,962,000)	(6,119,000)	(7,779,000)	(7,361,000)	(17,277,000)	(19,743,000)	(22,604,000)	(15,062,000)	(15,664,000)	(15,190,000)	(15,826,000)	(42,208,000)	(47,139,000)	(25,506,000)	(27,730,000)	(25,878,000)	(28,143,000)	(26,027,000)	(29,468,000)	(37,448,000)	(39,092,000)	(14,831,000)	(15,370,000)	(28,713,000)	(29,584,000)	(53,421,000)		(55,595,000)	(29,100,000)	(29,579,000)	(24,321,000)	(26,016,000)
Hedge ineffectiveness gains									1,800,000	12,400,000
Unrealized gains (loss) related to fair value changes (not qualifying for hedge accounting)																																													2,200,000	(5,800,000)
Deferred realized losses reclassified from accumulated OCI into income										200,000
Change in fair value									42,700,000	9,200,000
Effect of cash flow interest rate swap hedges on results
Total realized losses							(40,400,000)	(40,600,000)	(80,400,000)	(79,200,000)
Realized losses deferred in Other Comprehensive Loss							2,200,000	8,000,000	7,000,000	17,900,000
Realized losses expensed in condensed consolidated Statements of Income							(38,200,000)	(32,600,000)	(73,400,000)	(61,300,000)
Amortization of deferred realized losses							(800,000)	(400,000)	(1,500,000)	(600,000)
Unrealized gains/(losses)			4,556,000	7,066,000			1,300,000	(3,300,000)	4,000,000	6,400,000
Unrealized and realized losses on interest rate swaps	(36,997,000)	(35,394,000)	(69,489,000)	(53,683,000)			(37,700,000)	(36,300,000)	(70,900,000)	(55,500,000)
Number of new buildings cancelled which resulted in over-hedging position							3		3
Realized losses attributable to over-hedging position									$ 12,600,000	$ 19,900,000